Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents
Cash and cash equivalents	R 42,967	R 51,214
Restricted cash and cash equivalents	2,416	2,712
Cash and cash equivalents, including restricted	45,383	53,926
Bank overdraft	(121)	(159)
Total cash and cash equivalents	45,262	53,767	R 42,967	R 30,988
Rand
Cash and cash equivalents
Total cash and cash equivalents	28,548	31,155
Euro
Cash and cash equivalents
Total cash and cash equivalents	3,902	3,457
US dollar
Cash and cash equivalents
Total cash and cash equivalents	11,859	18,478
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 953	R 677